ENTITY WIDE DISCLOSURES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details) - Revenue [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Customer A [Member]
Product Information [Line Items]
Sales of manufactured products	16.50%	17.10%	21.60%	17.20%
Customer B [Member]
Product Information [Line Items]
Sales of manufactured products	5.60%	13.90%	7.30%	13.20%